Guardian Variable Products Trust

10 Hudson Yards

New York, NY 10001

December 6, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Guardian Variable Products Trust
File Nos. 333-210205; 811-23148

Ladies and Gentlemen:

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, we are filing via EDGAR a preliminary proxy statement on behalf of Guardian Variable Products Trust (the “Registrant”) with respect to the following series of the Registrant: Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund.

No fee is required in connection with this filing. Please contact the undersigned at (646) 283-7117 or Kathleen_Moynihan@glic.com or Corey Rose of Dechert LLP at (202) 261-3314 or Corey.Rose@dechert.com with any comments or questions concerning this filing.

Very truly yours,

/s/ Kathleen M. Moynihan
Kathleen M. Moynihan
Senior Counsel

Copy to:	Corey F. Rose, Dechert LLP